Maturities of long-term Debt (Detail) $ in Thousands	Jun. 30, 2017 USD ($)
Debt Instrument [Line Items]
2018	$ 0
2019	57,795
2020	0
2021	0
2022	237,588
Thereafter	0
Long-term Debt, Total	295,383
Convertible Debentures
Debt Instrument [Line Items]
2018	0
2019	57,795
2020	0
2021	0
2022	65,500
Thereafter	0
Long-term Debt, Total	123,295
Revolving Credit Facility | Fourth Amended and Restated Credit Agreement
Debt Instrument [Line Items]
2018	0
2019	0
2020	0
2021	0
2022	172,088
Thereafter	0
Long-term Debt, Total	$ 172,088